Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Leases

A summary of supplemental information related to operating leases as of December 31, 2025 and June 30, 2026 was as follows:

	As of December 31, 2025	As of June 30, 2026
	RMB	RMB	US$
		(Unaudited)
Operating lease right-of-use assets, net	9,873	6,839	1,008
Operating lease liabilities, current	1,247	1,070	158
Operating lease liabilities, non-current	2,362	1,422	210
Weighted average remaining lease terms	2.37 years	2.71 years	2.71 years
Weighted average discount rate	4.62%	4.60%	4.60%

Schedule of Future Lease Payments Under Operating Leases

A summary of future lease payments under operating leases as of June 30, 2026 was as follows:

As of June 30, 2026
RMB
(Unaudited)
FY2026	607
FY2027	1,214
FY2028	517
FY2029	73
FY2030	73
FY2031	73
FY2032	73
FY2033	73
FY2034	73
FY2035	73
FY2036	31
Total future lease payments	2,880
less: imputed interest	(388)
Present value of future lease payments	2,492